Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of income tax provision

	Year Ended December 31, 2014	Year Ended December 31, 2013
Current income tax expense:
Federal	$—	$—
State	1,000	1,000
Total	$1,000	$1,000
Deferred income tax expense:
Federal	—	—
State	—	—
Total	$—	$—
Provision for income taxes	$1,000	$1,000

Schedule of deferred tax assets and liabilities
	December 31, 2014	December 31, 2013
Deferred tax assets:
Net operating loss carry-forward	$8,276,000	4,033,000
Valuation allowance	(8,276,000)	(4,033,000)
Net deferred tax assets	$—	$—